Document and Entity Information	Oct. 21, 2021
Cover [Abstract]
Document type	8-K
Document period end date	Oct. 21, 2021
Amendment flag	false
Entity registrant name	UNION PACIFIC CORPORATION
Entity central index key	0000100885
Trading Symbol	UNP
Entity Emerging Growth Company	false
Entity Address, Address Line One	1400 Douglas Street
Entity Address, City or Town	Omaha
Entity Address, Postal Zip Code	68179
Entity Address, State or Province	NE
City Area Code	(402)
Local Phone Number	544-5000
Entity File Number	1-6075
Entity Tax Identification Number	13-2626465
Title of 12(b) Security	Common Stock (Par Value $2.50 per share)
Entity Incorporation, State or Country Code	UT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false